Trade Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable, Net
At January 1	$ (1,678,503)	$ (1,774,151)
Expected credit losses	(1,163,209)	(1,294,362)
Write-off of receivables	1,171,797	1,313,016
Spun-off Businesses		76,994
At December 31	$ (1,669,915)	$ (1,678,503)